EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits expenses [Text Block]
Classes of Benefits and Expenses by Employee

	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Employee expenses	718,990	670,616	598,070
Wages and salaries	697,833	651,371	577,634
Severance indemnities	21,157	19,245	20,436

Disclosure of defined benefit plans [text block]
	2022	2021	2020
Discount rate	3.02%	2.56%	1.81%
Inflation	3.20%	3.20%	3.00%
Annual rate of wage growth	5.22%	5.22%	5.22%
Mortality rate	RV-2014	RV-2014	RV-2014

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivities to assumptions	2022 ThU.S.$
Discount rate
Increase in 100 bps	(7,332)
Decrease in 100 bps	8,156

Wage growth rates
Increase in 100 bps	6,688
Decrease in 100 bps	(5,387)

Disclosure of net defined benefit liability (asset) [text block]
The following tables set forth the balances and the reconciliation of the present value of severance
indemnities obligations as of December 31, 2022 and 2021:

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Current	7,571	4,593
Non-current	87,689	67,967
Total	95,260	72,560

Reconciliation of the present value of severance indemnities obligations	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Opening balance	72,560	81,395
Current service cost	6,832	4,064
Interest cost	3,673	3,271
(Gains) losses from changes in actuarial assumptions	727	(5,784)
Actuarial gains and losses arising from experience	19,285	7,409
Benefits paid	(7,561)	(3,936)
Decrease due to sale of subsidiary	-	(393)
Increase (decrease) for foreign currency exchange rates changes	(256)	(13,466)
Closing balance	95,260	72,560

The average staffing as of December 31, 2022 was 19,043 people.